SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
SHAREHOLDERS’ EQUITY
NOTE 15:	SHAREHOLDERS’ EQUITY

Reverse Spilt and Change in par value

On December 20, 2024, the shareholders approved a change of the Company’s Nasdaq-listed ADRs for Nasdaq-listed Ordinary Shares and terminated the ADR facility as well as a reverse stock split and change in the par value of the Ordinary Shares. As such, prior period share amounts have been retroactively adjusted to reflect the two-for-one ratio Reverse Split and the changes in par value from NIS 0.01 to NIS 0.02 effected on February 14, 2025. See also Note 1b for details.

Issued and paid-in share capital

	Ordinary Shares
	2025	2024
	Number of shares

Balance as of January 1	65,562,670	73,081,005
Own shares repurchased by the Group	(10,840,359)	(9,137,532)
Share based compensation	1,561,772	1,619,197

Issued and paid-in share capital as of December 31	56,284,083	65,562,670

Authorized share capital	250,000,000	250,000,000

Rights attached to share

The holders of ordinary shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at general meetings of the Company. All shares rank equally with regard to the Company’s residual assets.

Own shares acquisition

On May 7, 2024, the Company launched a USD 50 million Ordinary Share repurchase program. The repurchase program commenced on May 7, 2024, and was completed on November 1, 2024.

On November 19, 2024, the Company launched a USD 50 million Ordinary Share repurchase program. The repurchase program commenced on November 19, 2024, and was completed on April 9, 2025.

On April 9, 2025, the Company launched a USD 50 million Ordinary Share repurchase program. The repurchase program commenced on April 9, 2025, and was completed on September 18, 2025.

On September 19, 2025, the Company launched a USD 20 million Ordinary Share repurchase program. The repurchase program commenced on September 19, 2025, and will continue until the earlier of March 19, 2026, or until it will be completed.

During 2025 and 2024, the Company repurchased 10,840,359 and 9,137,532 ordinary shares in aggregate amount of USD 100.8 and USD 61.7 million, respectively, which were financed by existing cash resources. As of December 31, 2025, USD 148 thousand of the repurchases amount have not been paid yet (2024: USD 1 million).

On November 20, 2025, our board of directors authorized an additional share repurchase program authorizing the repurchase of up to USD 40 million of Shares. The new repurchase plan will commence upon completion of the ongoing existing repurchase plan.